RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2019	2018	2017
Transactions during the period
Revenues (1)	$452	$435	$358
Interest income (2)	$15	$—	$—
____________________________________

(1)	Within our business services segment, the partnership provides construction services to affiliates of Brookfield.

(2)	Interest income is related to a financial asset in our corporate segment.

(US$ MILLIONS)	December 31, 2019	December 31, 2018
Balances at end of period:
Financial assets	$174	$—
Accounts and other receivable, net	$36	$63
Accounts payable and other	$210	$63